Shareholders’ Equity (Deficit) (Details Narrative)								1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 19, 2024 $ / shares shares	Apr. 12, 2024 $ / shares shares	Apr. 09, 2024	Feb. 19, 2024 $ / shares shares	Apr. 18, 2023 USD ($) $ / shares shares	Jan. 18, 2023 USD ($) $ / shares shares	May 08, 2022 USD ($) shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 SGD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Feb. 20, 2024 shares
Class of Stock [Line Items]
Investor consideration in shares value | $											$ 50,000	$ 862,043	$ 14,482,961
Share price | $ / shares											$ 1.74
Share based compensation | $											$ 9,119,764
Warrant outstanding											0
IPO [Member]
Class of Stock [Line Items]
Underwriting agreement description			The Company agreed to issue warrants to the Underwriter to purchase a number of Class A Ordinary Shares equal to 7.5% of the total number of Class A Ordinary Shares sold in the IPO, including Class A Ordinary Shares issued upon exercise of underwriter’s over-allotment option at an exercise price equal to 140% of the public offering price of the Class A Ordinary Shares sold in the IPO.
Employees [Member]
Class of Stock [Line Items]
Recognised share-based compensation | $											$ 1,919,700
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Investor consideration in shares value					$ 1,250,000	$ 6,848,273			$ 1,724,073	$ 2,344,843
Stock issuance, shares	154,212					4,026,000	8,821,500	5,272,000	996,000	996,000	25,000,000
Share price | $ / shares									$ 2.35		$ 0.001
Voting rights, description											one vote per share
Common stock, shares issued				78,687							22,413,462			19,671,750
Nominal par value | $ / shares	$ 0.000004			$ 0.001		$ 1.70		$ 0.000004	$ 0.000004
Shares per share | $ / shares						$ 2.24
Share based compensation | $								$ 7,200,064
Common stock, shares outstanding				78,687										19,671,750
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Nominal par value | $ / shares		$ 0.000004
Common stock, shares outstanding		2,587,000
Over-allotment option being exercised		337,500
Price per share | $ / shares		$ 4.00
Class A Ordinary Shares [Member] | Three Persons [Member]
Class of Stock [Line Items]
Stock issuance, shares							2,907,750
Shareholder loan | $							$ 6,500,000
Class A Ordinary Shares [Member] | Four Investors [Member]
Class of Stock [Line Items]
Investor consideration in shares value | $							$ 13,200,000
Stock issuance, shares							5,913,750
Class A Ordinary Shares [Member] | Ex Investor [Member]
Class of Stock [Line Items]
Investor consideration in shares value | $						$ 9,000,000
Class A Ordinary Shares [Member] | Two Investors [Member]
Class of Stock [Line Items]
Investor consideration in shares value | $					$ 937,031
Stock issuance, shares					556,250
Nominal par value | $ / shares					$ 2.25
Incremental cost | $					$ 74,988
Class A Ordinary Shares [Member] | 5 Advisors [Member]
Class of Stock [Line Items]
Stock issuance, shares								4,162,250
Nominal par value | $ / shares								$ 0.000004
Class A Ordinary Shares [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares								1,109,750
Nominal par value | $ / shares								$ 0.000004
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares											25,000,000
Voting rights, description											10 votes per share
Common stock, shares issued				48,313							12,078,250			12,078,250
Nominal par value | $ / shares				$ 0.001
Common stock, shares outstanding				48,313										12,078,250
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued											22,413,462	13,403,750
Nominal par value | $ / shares											$ 0.000004	$ 0.000004
Common stock, shares outstanding											22,413,462	13,403,750
Common Class A [Member] | Employees [Member]
Class of Stock [Line Items]
Stock issuance, shares								1,109,750
Nominal par value | $ / shares								$ 0.000004
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued											12,078,250	12,078,250
Nominal par value | $ / shares											$ 0.000004	$ 0.000004
Common stock, shares outstanding											12,078,250	12,078,250
Class A and B Ordinary Shares [Member]
Class of Stock [Line Items]
Stock issuance, shares				250
Nominal par value | $ / shares				$ 0.000004